Derivative Instruments (Details 4) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2021		Dec. 31, 2020
Total assets		$ 8,854,272		$ 30,328,549
Total assets		7,788,201		(10,145,064)
Net amounts of Assets presented in the Statement of Financial Condition		1,066,071		20,183,485
Total assets		(7,788,201)		10,145,064
Total liabilities				9,097,952
Total liabilities				(8,972,700)
Net amounts of liabilities presented in the Statement of Financial Condition		2,016,273		125,252
Financial instruments		(0)		(0)
Cash collateral		(1,066,071)	[1],[2]	(17,117,475)	[3],[4]
Net amount		(0)	[5]	3,066,010	[6]
Cash collateral		1,066,071	[1],[2]	17,117,475	[3],[4]
Financial instruments		(0)		(0)
Collateral pledged		2,016,273	[1],[2]	(125,252)	[3],[4]
Net amount	[7]			(0)
Counterparty J [Member]
Net amounts of Assets presented in the Statement of Financial Condition		846,184		1,883,658
Financial instruments		(0)		(0)
Cash collateral		(846,184)	[1],[2]	(1,883,658)	[3],[4]
Net amount		(0)	[5]	(0)	[6]
Cash collateral		846,184	[1],[2]	1,883,658	[3],[4]
Counterparty L [Member]
Net amounts of Assets presented in the Statement of Financial Condition		219,887		8,654,404
Financial instruments		(0)		(0)
Cash collateral		(219,887)	[1],[2]	(8,654,404)	[3],[4]
Net amount		(0)	[5]	(0)	[6]
Cash collateral		219,887	[1],[2]	8,654,404	[3],[4]
Counterparty C [Member]
Net amounts of Assets presented in the Statement of Financial Condition		1,031,009		6,579,413
Financial instruments		(0)		(0)
Cash collateral		(1,031,009)	[1],[2]	(6,579,413)	[3],[4]
Net amount		(0)	[8]	(0)	[6]
Cash collateral		1,031,009	[1],[2]	6,579,413	[3],[4]
Counterparty G [Member]
Net amounts of Assets presented in the Statement of Financial Condition		845,566		3,066,010
Financial instruments		(0)		(0)
Cash collateral		(845,566)	[1],[2]		[3],[4]
Net amount		(0)	[8]	3,066,010	[6]
Cash collateral		845,566	[1],[2]		[3],[4]
Counterparty K [Member]
Net amounts of Assets presented in the Statement of Financial Condition		139,698
Net amounts of liabilities presented in the Statement of Financial Condition				125,252
Financial instruments		(0)		(0)
Cash collateral	[1],[2]	(139,698)
Net amount	[8]	(0)
Cash collateral	[1],[2]	139,698
Collateral pledged	[3],[4]			(125,252)
Net amount	[7]			(0)
Future [Member]
Total assets		8,854,272		21,934,223
Total assets		7,788,201		(4,816,748)
Net amounts of Assets presented in the Statement of Financial Condition		1,066,071		17,117,475
Total assets		(7,788,201)		4,816,748
Future [Member] | Counterparty J [Member]
Total assets		1,771,788		2,079,575
Total assets		(925,604)		(195,917)
Net amounts of Assets presented in the Statement of Financial Condition		846,184		1,883,658
Total assets		925,604		195,917
Future [Member] | Counterparty L [Member]
Total assets		7,082,484		12,430,044
Total assets		(6,862,597)		(3,775,640)
Net amounts of Assets presented in the Statement of Financial Condition		219,887		8,654,404
Total assets		6,862,597		3,775,640
Future [Member] | Counterparty C [Member]
Total assets				7,424,604
Total assets				(845,191)
Net amounts of Assets presented in the Statement of Financial Condition				6,579,413
Total assets				845,191
Forward Contracts [Member]
Total liabilities		15,779,228
Total liabilities		(13,762,955)
Net amounts of liabilities presented in the Statement of Financial Condition		2,016,273
Forward Contracts [Member] | Counterparty C [Member]
Total liabilities		2,927,801
Total liabilities		(1,896,792)
Net amounts of liabilities presented in the Statement of Financial Condition		1,031,009
Forward Contracts [Member] | Counterparty G [Member]
Total assets				8,394,326
Total assets				(5,328,316)
Net amounts of Assets presented in the Statement of Financial Condition				3,066,010
Total assets				5,328,316
Total liabilities		5,584,433
Total liabilities		(4,738,867)
Net amounts of liabilities presented in the Statement of Financial Condition		845,566
Forward Contracts [Member] | Counterparty K [Member]
Total liabilities		7,266,994		9,097,952
Total liabilities		(7,127,296)		(8,972,700)
Net amounts of liabilities presented in the Statement of Financial Condition		139,698		$ 125,252
Forward Contracts [Member] | Forward Currency Contracts [Member]
Total liabilities		12,851,427
Total liabilities		(11,866,163)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 985,264

[1]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement
[2]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where
[3]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement
[4]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2021.
[6]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2020.
[7]	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2020.
[8]	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2021.